Accrued Expenses (Details) - USD ($)	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Accrued Expenses Details
Accrued Outside Services	$ 249,250	$ 165,427	$ 31,533
Deferred Revenue	201,924	13,317	18,810
Accrued Executive Severance	127,000	118,000	100,000
Accrued Board of Director's Fees	100,000	125,000	16,000
Accrued Audit and Tax Preparation	86,150	73,800	100,000
Accrued Travel and Entertainment	69,926	39,926	0
Deferred Rent	48,745	51,191	41,341
Accrued Legal Professional Fees	47,451	61,890	45,000
Accrued Clinical Study Expenses	13,650	13,650	13,650
Accrued Computer Equipment	5,757	0
Accrued Other	17,131	11,399	8,754
Total Accrued Expenses	$ 966,984	$ 673,600	$ 375,088